Financial Assets and Liabilities - Summary of changes in liabilities arising from financing activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 737,710,197	$ 744,851,210
Cash flow	(88,899,031)	(82,715,366)
Foreign currency exchange and other	13,873,161	75,574,353
Ending balance	662,684,327	737,710,197
Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	628,382,956	624,254,477
Cash flow	(58,354,281)	(53,091,801)
Foreign currency exchange and other	(5,998,573)	57,220,280
Ending balance	564,030,102	628,382,956
Liability Related to Right of Use of Assets [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	109,327,241	120,596,733
Cash flow	(30,544,750)	(29,623,565)
Foreign currency exchange and other	19,871,734	18,354,073
Ending balance	$ 98,654,225	$ 109,327,241